Cover	Nov. 08, 2021
Cover [Abstract]
Entity Registrant Name	SCANDIUM INTERNATIONAL MINING CORP.
Entity Central Index Key	0001408146
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 08, 2021
Entity File Number	000-54416
Entity Tax Identification Number	98-1009717
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	1430 Greg Street
Entity Address Address Line 2	Suite 501
Entity Address City Or Town	Sparks
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89431
City Area Code	775
Local Phone Number	355-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false